                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON FEBRUARY 14, 2001
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON NOVEMBER 14, 2001

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2000
                                               -----------------

Check here if Amendment [X ]; Amendment Number: 3
                                               ----------------
     This Amendment (Check only one.):    / / is a restatement.
                                          /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:   1829 REISTERSTOWN ROAD
           SUITE 220
           BALTIMORE, MARYLAND  21208

Form 13F File Number: 28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      MARK D. LERNER
Title:     VICE PRESIDENT
Phone:     (410) 602-0195

Signature, Place, and Date of Signing:

 /S/ MARK D. LERNER            BALTIMORE, MARYLAND          11/14/01
 ----------------------------  ---------------------------  ------------
        [Signature]                [City, State]               [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    3
                                           ------------------------------

Form 13F Information Table Value Total:    $40,077
                                           ------------------------------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



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                           FORM 13F INFORMATION TABLE


                           FORM 13F INFORMATION TABLE

   COLUMN 1         COLUMN 2     COLUMN 3     COLUMN 4            COLUMN 5         COLUMN 6      COLUMN 7           COLUMN 8
--------------  -------------- ------------  ---------   ---------------------- ------------- ------------ ------------------------
                                              VALUE      SHRS OR    SH/    PUT/   INVESTMENT      OTHER         VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS    CUSIP      (x$1000)    PRN AMT    PRN    CALL   DISCRETION     MANAGERS   SOLE    SHARED    NONE
--------------  -------------- ------------  ---------   -------    ---    ---- ------------- ------------ ------   ------    -----

BANGOR HYDRO       COMMON        060077104      6,679    260,000     SH              SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

IBP, INC.          COMMON        449223106     22,719    849,300     SH              SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------

TEXACO CORP        COMMON        881694103     10,679    171,900     SH              SOLE                   SOLE
-----------------------------------------------------------------------------------------------------------------------------------
